Schedule other intangible assets (Details)	Aug. 30, 2024 USD ($)
Restructuring Cost and Reserve [Line Items]
Cash overdraft	$ (187)
Accrued expenses	(5,364,533)
Deferred underwriter fee payable	(5,699,964)
Net liabilities assumed	(12,168,598)
Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Accrued expenses	(278,623)	[1]
Promissory note	(325,000)
Seamless [Member]
Restructuring Cost and Reserve [Line Items]
Promissory note	$ (500,291)	[2]

[1]	Converted into new promissory note - Sponsor upon the Closing of the Business Combination.
[2]	Eliminates against the corresponding receivable reflected by Seamless.